Information Concerning the Group's Consolidated Operations - Summary of Reconciliation of Plant Segment Result of Operations (Parenthetical) (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2016	Sep. 30, 2015	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Compensation expense			$ (42,968)
Calyxt Inc. [Member]
Disclosure of operating segments [Line Items]
Compensation expense	$ 600	$ 100	6,700
Calyxt Inc. [Member] | Initial Public Offering [Member]
Disclosure of operating segments [Line Items]
Compensation expense			$ 7,500